COMBINED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 1,737	$ 1,288	$ 1,248
Other comprehensive (loss) income, net of tax:
Currency translation adjustments, net of tax benefit (expense)	(387)	72	43
Pension and other employee benefits, net of tax benefit (expense)	(1)	(7)	(27)
Available-for-sale securities and other, net of tax (expense) benefit	19	(15)	(4)
Total other comprehensive (loss) income, net of tax	(369)	50	12
Comprehensive income	$ 1,368	$ 1,338	$ 1,260